Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Forge Nano, Inc.
Property and Equipment
Property and Equipment
6.	Property and Equipment

Property and equipment as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,	Depreciable
	2026	2025	Life - Years
Machinery and equipment	$14,206	$14,111	2 – 10
Construction in progress	16,090	5,509	—
Leasehold improvements	3,340	3,310	5 – 20
Computer equipment and software	222	213	3 – 5
Furniture and fixtures	179	179	3 – 5
Total cost	34,037	23,322
Less: accumulated depreciation	(10,075)	(8,670)
Net property and equipment	$23,962	$14,652

Depreciation and amortization expense for the six months ended June 30, 2026 and 2025 was $1,405 and $1,396, respectively, of which $1,068 and $1,024 was recorded into cost of sales within the Company’s unaudited condensed consolidated statements of operations.

6.Property and Equipment

Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

			Depreciable
	2025	2024	Life – Years
Machinery and equipment	$14,111	$13,496	2-10
Construction in progress	5,509	5,423	—
Leasehold improvements	3,310	3,178	5-20
Computer equipment and software	213	213	3-5
Furniture and fixtures	179	128	3-5
Total cost	23,322	22,438
Accumulated depreciation:
Machinery and equipment	(6,541)	(4,478)
Leasehold improvements	(1,835)	(1,112)
Computer equipment and software	(203)	(190)
Furniture and fixtures	(91)	(66)
Total accumulated depreciation	(8,670)	(5,846)
Net property and equipment	$14,652	$16,592

Depreciation and amortization expense for the years ended December 31, 2025 and 2024 was $2,822 and $1,607, respectively, of which $2,060 and $941 was recorded into cost of sales.